Business Segment and Geographical Information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long-lived assets	$ 258,904	$ 270,064
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	118,361	110,522
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	36,723	41,970
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	65,152	72,578
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 38,668	$ 44,994